As filed with the Securities and Exchange Commission on August 27, 2026
Registration Nos. 333-89822; 811-21114

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 571
☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No. 580
☒

ProShares Trust
(Exact name of Registrant as Specified in Trust Instrument)

7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Address of Principal Executive Office) (Zip Code)
(240) 497-6400
(Area Code and Telephone Number)

Richard Morris
General Counsel
ProShare Advisors LLC
7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Name and Address of Agent for Service)

with copies to:
Allison M. Fumai, Esq. Mark D. Perlow, Esq. Adam T. Teufel, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036
Approximate date of Proposed Public Offering:
It is proposed that this filing will become effective:
☐ immediately upon filing pursuant to paragraph (b)
☒ On September 11, 2026 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)
☐ On pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following:
☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 11, 2026 as the new effective date for Post-Effective Amendment Nos. 419, 420, and 421 to the Registration Statement, each of which was filed on February 6, 2026 (collectively, the “485(a) Filings”):
1. Post-Effective Amendment No. 419 – ProShares QuadPro 20+ Year Treasury, ProShares QuadPro Dow30, ProShares QuadPro Financials, ProShares QuadPro Magnificent 7, ProShares QuadPro QQQ, ProShares QuadPro Russell2000, ProShares QuadPro S&P500 and ProShares QuadPro Semiconductors
2. Post-Effective Amendment No. 420 – ProShares UltraPro Gold Miners and ProShares UltraPro Magnificent 7
3. Post-Effective Amendment No. 421 – ProShares UltraPro Gold K-1 Free ETF
This Post-Effective Amendment incorporates by reference the Prospectuses and Statements of Additional Information included in each of the 485(a) Filings.

PART C. OTHER INFORMATION
ProShares Trust
Item 28. Exhibits
(a)
Articles of Incorporation
(1)
Certificate of Trust of the Registrant.1
(2)
Certificate of Amendment to the Certificate of Trust of the Registrant to xtraShares Trust).2
(3)
Certificate of Amendment to the Certificate of Trust of the Registrant ProShares Trust).3
(4)
Amended and Restated Declaration of Trust of the Registrant.8
(b)
By-Laws
(1)
Amended and Restated By-Laws of the Registrant.8
(c)
Instruments Defining Rights of Security Holders
The rights of holders of the securities being registered are set out in Articles 4, 7, 8 and 9 of the Amended and Restated Declaration of Trust referenced in Exhibit (a)(4) above and in Articles V, VI and X of the Amended and Restated By-laws referenced in Exhibit (b)(1) above.
(d)
Investment Advisory Contracts
(1)
Investment Advisory Agreement between Registrant and ProShare Advisors LLC, dated December 15, 2005,4 and Schedule A, dated as of June 9, 2026.29
(2)
Amendment dated February 18, 2026 to the Investment Advisory Agreement between Registrant and ProShare Advisors LLC28, and Schedule A, dated as of June 9, 2026.29
(3)
Amended and Restated Advisory Fee Waiver Agreement between ProShare Advisors LLC and Registrant, dated September 30, 2017,11 and Schedule A, dated as of June 9, 2026.29
(4)
Investment Advisory and Management Agreement between ProShare Advisors LLC and Registrant, dated June 23, 2015, as amended February 12, 201610, and as further amended February 18, 2026,28 and Schedule A, dated as of April 8, 2026.28
(5)
Investment Advisory and Management Agreement between Registrant and ProShare Advisors LLC dated October 12, 2021,15 as amended February 18, 2026.28
(6)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Bitcoin Strategy Portfolio (Cayman Islands subsidiary of ProShares Bitcoin Strategy ETF) dated as of September 16, 2021.15
(7)
Investment Advisory and Management Fee Waiver Agreement between Registrant and ProShare Advisors LLC dated February 1, 202216 and Schedule A, dated as of September 16, 2025.25
(8)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Bitcoin Inverse Strategy Portfolio (Cayman Islands Subsidiary of ProShares Short Bitcoin Strategy ETF) dated as of May 4, 2022.17
(9)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Crude Oil Strategy Portfolio (Cayman Islands Subsidiary of ProShares K-1 Free Crude Oil Strategy) dated as of September 12, 2016.19
(10)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Ether Strategy Portfolio (Cayman Islands Subsidiary of ProShares Ether Strategy) dated as of August 14, 2023.20
(11)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Short Ether Strategy Portfolio (Cayman Islands Subsidiary of ProShares Short Ether Strategy) dated as of August 14, 2023.20
(12)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Bitcoin & Ether Strategy Portfolio (Cayman Islands Subsidiary of ProShares Bitcoin & Ether Market Cap Weight Strategy) dated as of August 14, 2023.20
(13)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Bitcoin & Ether Equal Weight Strategy Portfolio (Cayman Islands Subsidiary of ProShares Bitcoin & Ether Equal Weight Strategy) dated as of August 14, 2023.20

(14)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Ultra Bitcoin Portfolio (Cayman Islands Subsidiary of ProShares Ultra Bitcoin ETF) dated as of February 26, 2024.21
(15)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman UltraShort Bitcoin Portfolio (Cayman Islands Subsidiary of ProShares UltraShort Bitcoin ETF) dated as of February 26, 2024.21
(16)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman Ultra Ether Portfolio (Cayman Islands Subsidiary of ProShares Ultra Ether ETF) dated as of April 26, 2024.21
(17)
Investment Advisory and Management Agreement between ProShare Advisors LLC and ProShares Cayman UltraShort Ether Portfolio (Cayman Islands Subsidiary of ProShares UltraShort Ether ETF) dated as of April 26, 2024.21
(18)
Amended and Restated Advisory and Management Fee Waiver Agreement between Registrant and ProShare Advisors LLC dated September 16, 202422 and Schedule A dated as of September 16, 2025.25
(19)
Investment Advisory and Management Fee Waiver and Reimbursement Agreement between Registrant and ProShare Advisors LLC dated March 6, 2025, as amended March 19, 2025.23
(20)
Advisory and Management Fee Waiver and Reimbursement Agreement between Registrant and ProShare Advisors LLC dated December 9, 2025. 26
(21)
Advisory and Management Fee Waiver Agreement between Registrant and ProShare Advisors LLC dated December 9, 2025. 27
(e)
Underwriting Contracts
(1)
Distribution Agreement between Registrant and SEI Investments Distribution Co.5
(f)
Bonus or Profit Sharing Contracts
Not applicable.
(g)
Custodian Agreements
(1)
Domestic Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. 5
(a)
Cash Trade Execution Rider.7
(b)
Amendment No. 3 to Cash Trade Execution Rider.7
(c)
Amended and Restated Global Custody Rider.9
(d)
Amended Schedule A of Fee Schedules for Global Custody and Agency Services, dated September 19, 2018.12
(e)
Amendment No. 50 to the Domestic Custody Agreement between the Registrant and JPMorgan Chase, N.A., dated September 19, 2018.12
(h)
Other Material Contracts
(1)
Management Services Agreement between Registrant and ProShare Advisors LLC4 and Schedule A, dated as of June 9, 2026.29
(2)
Expense Limitation Agreement between Registrant and ProShare Advisors LLC4 and Schedule A, dated as of June 9, 2026.29
(3)
Advisory and Management Fee Waiver and Reimbursement Agreement between Registrant and ProShare Advisors LLC, on behalf of ProShares Ether ETF, ProShares Short Ether ETF, ProShares Bitcoin & Ether Equal Weight ETF and ProShares Bitcoin & Ether Market Cap Weight ETF19, and Schedule A, dated as of September 16, 2025.25
(4)
Fund Services Agreement (Administration and Compliance Services, Regulatory Services, Accounting Services) between Registrant and J.P. Morgan Investor Services Co.5 and Amendment No. 49, dated September 19, 2018.14
(5)
Agency Services Agreement between Registrant and JPMorgan Chase Bank, N.A.5 and Amendment No. 45, dated September 19, 2018.12
(6)
Form of Authorized Participant Agreement between Registrant and SEI Investments Distribution Co.19

(7)
PFO/Treasurer Services Agreement between Registrant and Foreside Compliance Services, LLC5 and Amendment No. 1, dated January 17, 2007.7
(8)
Legal Administration Services Agreement between Registrant and Ultimus Fund Solutions, LLC dated November 1, 2024.24
(9)
Securities Lending Agreement between Registrant and JPMorgan Chase Bank, N.A.13
(10)
Fund of Funds Investment Agreement between Registrant, Northern Lights Fund Trust and Northern Lights Variable Trust, dated December 16, 2021.18
(11)
Fund of Funds Investment Agreement between Registrant and IndexIQ ETF Trust, dated December 31, 2021.18
(12)
Fund of Funds Investment Agreement between Registrant and MainStay VP Funds Trust, dated December 31, 2021.18
(13)
Fund of Funds Investment Agreement between Registrant and Canterbury Portfolio Thermostat Fund, dated January 14, 2022.18
(14)
Fund of Funds Investment Agreement between Registrant and Absolute Shares Trust Trust, dated January 19, 2022.18
(15)
Fund of Funds Investment Agreement between Registrant and AdvisorShares Trust Trust, dated January 19, 2022.18
(16)
Fund of Funds Investment Agreement between Registrant, BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and iShares U.S. ETF Trust, dated January 19, 2022.18
(17)
Fund of Funds Investment Agreement between Registrant, Deutsche DWS Asset Allocation Trust, Deutsche DWS Market Trust and Deutsche DWS Variable Series II, dated January 19, 2022.18
(18)
Fund of Funds Investment Agreement between Registrant and E-Valuator Funds Trust, dated January 19, 2022.18
(19)
Fund of Funds Investment Agreement between Registrant, Eaton Vance Richard Bernstein Equity Strategy Fund and Eaton Vance Richard Bernstein All Asset Strategy Fund, dated January 19, 2022.18
(20)
Fund of Funds Investment Agreement between Registrant, EQ Advisors Trust and 1290 Funds, dated January 19, 2022.18
(21)
Fund of Funds Investment Agreement between Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded Fund VIII, First Trust Exchange-Traded AlphaDEX® Fund and First Trust Exchange-Traded AlphaDEX® Fund II, dated January 19, 2022.18
(22)
Fund of Funds Investment Agreement between Registrant and Innealta Capital, LLC, dated January 19, 2022.18
(23)
Fund of Funds Investment Agreement between Registrant and The Lazard Funds, Inc., dated January 19, 2022.18
(24)
Fund of Funds Investment Agreement between Registrant and North Square Funds, dated January 19, 2022.18
(25)
Fund of Funds Investment Agreement between Registrant and Northern Lights Fund Trust III, dated January 19, 2022.18
(26)
Fund of Funds Investment Agreement between Registrant, PIMCO Equity Series, PIMCO Funds and PIMCO Variable Insurance Trust, dated January 19, 2022.18
(27)
Fund of Funds Investment Agreement between Registrant, Salient MF Trust, Forward Funds and Salient Midstream & MLP Fund, dated January 19, 2022.18
(28)
Fund of Funds Investment Agreement between Registrant, Savos Investments Trust, GPS Funds I and GPS Funds II, dated January 19, 2022.18
(29)
Fund of Funds Investment Agreement between Registrant and Ultimus Managers Trust, dated January 19, 2022.18
(30)
Fund of Funds Investment Agreement between Registrant and Managed Portfolio Series, dated May 16, 2023.19

(i)
Legal Opinion.30
(j)
Consent of Independent Registered Public Accounting Firm.
Not applicable.
(k)
Omitted Financial Statements
Not applicable.
(l)
Initial Capital Agreements
(1)
Investor Letter.6
(m)
Rule 12b-1 Plan
(1)
Form of Distribution Plan.3
(n)
Rule 18f-3 Plan
Not applicable.
(o)
Reserved
(p)
Codes of Ethics
(1)
Combined Code of Ethics of ProShares, ProFunds, ProShare Advisors LLC, ProFund Advisors LLC, and ProFunds Distributors, Inc. dated July 7, 2025.28
(2)
Rule 17j-1 Code of Ethics of the Distributor, dated February 29, 2024.24
(q)
Powers of Attorney
(1)
Power of Attorney from William D. Fertig, dated December 7, 2015.10
(2)
Power of Attorney from Russell S. Reynolds, III, dated December 7, 2015.10
(3)
Power of Attorney from Michael C. Wachs, dated December 7, 2015.10
(4)
Power of Attorney from Michael L. Sapir, dated December 7, 2015.10
(1)
Filed with Initial Registration Statement on June 5, 2002.
(2)
Previously filed on July 17, 2003 as part of Pre-Effective Amendment No. 2 under the Securities Act of 1933 and incorporated by reference herein.
(3)
Previously filed on May 22, 2006 as part of Pre-Effective Amendment No. 6 under the Securities Act of 1933 and incorporated by reference herein.
(4)
Previously filed on June 19, 2006 as part of Pre-Effective Amendment No. 7 under the Securities Act of 1933 and incorporated by reference herein.
(5)
Previously filed on August 30, 2006 as part of Post-Effective Amendment No. 1 under the Securities Act of 1933 and incorporated by reference herein.
(6)
Previously filed on December 29, 2006 as part of Post-Effective Amendment No. 2 under the Securities Act of 1933 and incorporated by reference herein.
(7)
Previously filed on September 28, 2010 as part of Post-Effective Amendment No. 27 under the Securities Act of 1933 and incorporated by reference herein.
(8)
Previously filed on December 30, 2010 as part of Post-Effective Amendment No. 30 under the Securities Act of 1933 and incorporated by reference herein.
(9)
Previously filed on December 6, 2012 as part of Post-Effective Amendment No. 77 under the Securities Act of 1933 and incorporated by reference herein.
(10)
Previously filed on February 12, 2016 as part of Post-Effective Amendment No. 169 under the Securities Act of 1933 and incorporated by reference herein.
(11)
Previously filed on September 29, 2017 as part of Post-Effective Amendment No. 186 under the Securities Act of 1933 and incorporated by reference herein.
(12)
Previously filed on October 22, 2018 as part of Post-Effective Amendment No. 205 under the Securities Act of 1933 and incorporated by reference herein.
(13)
Previously filed on September 25, 2019 as part of Post-Effective Amendment No. 212 under the Securities Act of 1933 and incorporated by reference herein.
(14)
Previously filed on October 4, 2019 as part of Post-Effective Amendment No. 213 under the Securities Act of 1933 and incorporated by reference herein.
(15)
Previously filed on October 15, 2021 as part of Post-Effective Amendment No. 238 under the Securities Act of 1933 and incorporated by reference herein.
(16)
Previously filed on March 14, 2022 as part of Post-Effective Amendment No. 254 under the Securities Act of 1933 and incorporated by reference herein.
(17)
Previously filed on June 17, 2022 as part of Post-Effective Amendment No. 264 under the Securities Act of 1933 and incorporated by reference herein.

(18)
Previously filed on September 27, 2022 as part of Post-Effective Amendment No. 266 under the Securities Act of 1933 and incorporated by reference herein.
(19)
Previously filed on September 26, 2023 as part of Post-Effective Amendment No. 278 under the Securities Act of 1933 and incorporated by reference herein.
(20)
Previously filed on October 13, 2023 as part of Post-Effective Amendment No. 283 under the Securities Act of 1933 and incorporated by reference herein.
(21)
Previously filed on June 6, 2024 as part of Post-Effective Amendment No. 302 under the Securities Act of 1933 and incorporated by reference herein.
(22)
Previously filed on September 26, 2024 as part of Post-Effective Amendment No. 309 under the Securities Act of 1933 and incorporated by reference herein.
(23)
Previously filed on March 28, 2025 as part of Post-Effective Amendment No. 330 under the Securities Act of 1933 and incorporated by reference herein.
(24)
Previously filed on June 23, 2025 as part of Post-Effective Amendment No. 362 under the Securities Act of 1933 and incorporated by reference herein.
(25)
Previously filed on September 23, 2025 as part of Post-Effective Amendment No. 387 under the Securities Act of 1933 and incorporated by reference herein.
(26)
Previously filed on January 7, 2026 as part of Post-Effective Amendment No. 403 under the Securities Act of 1933 and incorporated by reference herein.
(27)
Previously filed on January 29, 2026 as part of Post-Effective Amendment No. 417 under the Securities Act of 1933 and incorporated by reference herein.
(28)
Previously filed on April 17, 2026 as part of Post-Effective Amendment No. 442 under the Securities Act of 1933 and incorporated by reference herein.
(29)
Previously filed on July 2, 2026 as part of Post-Effective Amendment No. 524 under the Securities Act of 1933 and incorporated by reference herein
(30)
To be filed by subsequent post-effective amendment.
Item 29. Persons Controlled By or Under Common Control With Registrant
Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person’s control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.
None.
Item 30. Indemnification
State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.
Reference is made to Article Eight of the Registrant’s Amended and Restated Declaration of Trust which is incorporated herein by reference:
The Registrant (also, the “Trust”) is organized as a Delaware business trust is operated pursuant to an Amended and Restated Declaration of Trust, dated December 13, 2010 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:
No indemnification shall be provided hereunder to a Covered Person:
(a)
For any liability to the Trust or its Shareholders arising out of a final adjudication by the court of other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;
(b)
With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust;
(c)
For any criminal proceeding finally adjudicated for which the Covered Person had reasonable cause to believe that his or her conduct was unlawful; or

(d)
In the event of a settlement of other disposition not involving a final adjudication (as provided in paragraph (a), (b) or (c) of this Section 8.5.2) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter); or (ii) a writer opinion of independent legal counsel.
The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either: Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a writer opinion of independent legal counsel.
(a)
Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or
(b)
A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.
As used in Section 8.5 of the Declaration of Trust, the following words shall have the meanings set forth below:
(c)
A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustees, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;
(d)
“Claim,” “action,” “suite” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and
(e)
“Liability” and “expenses” shall include without limitation, attorneys’ and accountants’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
Item 31. Business and Other Connections of Investment Adviser
Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee (disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)
Reference is made to the caption “Management” in the Prospectuses constituting Part A which is incorporated herein by reference and “Management of ProShares Trust” in the Statement of Additional Information constituting Part B which is incorporated herein by reference.
The information as to the directors and officers of ProShare Advisors LLC is set forth in ProShare Advisors LLC’s Form ADV filed with the Securities and Exchange Commission on April 7, 2005 (Reference No. 5524427696B2B2), as amended, and is incorporated herein by reference.

Item 32. Principal Underwriters
(a)
State the name of each investment company (other than the registrant) for which each principal underwriter currently distributing securities of the registrant also acts as a principal underwriter, depositor or investment adviser.
Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:
Adviser Managed Trust
Bishop Street Funds
Catholic Responsible Investment Funds
Causeway Capital Management Trust
City National Rochdale Funds (f/k/a CNI Charter Funds)
City National Rochdale Select Strategies Fund
City National Rochdale Strategic Credit Fund
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)
Wilshire Private Markets Fund
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)
Frost Family of Funds
Gallery Trust
Global X Funds
Global X Venture Fund
KraneShares Trust
New Covenant Funds
ProShares Trust II
Quaker Investment Trust
RiverPark Funds Trust
Schwab Strategic Trust
SEI Alternative Income Fund
SEI Asset Allocation Trust
SEI Catholic Values Trust
SEI Core Property Fund, LP
SEI Daily Income Trust
SEI Energy Debt Fund LP
SEI Exchange Traded Funds
SEI Global Private Assets VI LP
SEI Hedge Fund SPC
SEI Institutional International Trust
SEI Institutional Managed Trust
SEI Institutional Investments Trust
SEI Offshore Advanced Strategy Series SPC
SEI Offshore Opportunity Fund II Ltd
SEI Special Situations Fund, Ltd
SEI Structured Credit Fund, LP
SEI Tax Exempt Trust
SEI Vista Fund Ltd.
Symmetry Panoramic Trust
The Advisors’ Inner Circle Fund
The Advisors’ Inner Circle Fund II
The Advisors’ Inner Circle Fund III
The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).
(b)
Provide the information required by the following table with respect to each director, officer or partner of each principal underwriter named in answer to Item 32. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
Paul F. Klauder	President, Chief Executive Officer & Director	None
John C. Munch	General Counsel & Secretary	None
William M. Doran	Director	None
Kevin Crowe	Director	None
Jason McGhin	Chief Operations Officer	None
John P. Coary	Chief Financial Officer & Treasurer	None
Jennifer H. Campisi	Chief Compliance Officer, Assistant Secretary & Anti-Money Laundering Officer	None
William M. Martin	Vice President	None
Christopher Rowan	Vice President	None
Judith Rager	Vice President	None
Gary Michael Reese	Vice President	None
Robert M. Silvestri	Vice President	None

Item 33. Location of Accounts and Records
State the names and address of each person maintaining principal possession of each account, book or other document required to be maintained by Section 31(a) of the 1940 Act [15 u.s.c. 80a-30(a)] and the rules under that section.
The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of:
JP Morgan Chase Bank, N.A.
Attn: General Counsel
4 MetroTech Center
Brooklyn, NY 11245
J.P. Morgan Investor Services Co.
70 Fargo Street — Suite 3 East
Boston, MA 02210-1950
Attention: Fund Administration Department
ProShare Advisors LLC
ProFund Advisors LLC
Attn: General Counsel
7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814-6527
SEI Investments Distribution Co.
Attn: General Counsel
One Freedom Valley Drive
Oaks, Pennsylvania 19456-1100
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
Attention: Legal Administration Department
Item 34. Management Services
None.
Item 35. Undertakings
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment (the “Amendment”) to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda and the State of Maryland on August 27, 2026.
ProShares Trust
By:	/s/ Todd B. Johnson
Todd B. Johnson President and Principal Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated.
Signature	Title	Date
/s/ Michael L. Sapir* Michael L. Sapir	Trustee, Chairman	August 27, 2026
/s/ Russell S. Reynolds, III* Russell S. Reynolds, III	Trustee	August 27, 2026
/s/ Michael C. Wachs* Michael C. Wachs	Trustee	August 27, 2026
/s/ William D. Fertig* William D. Fertig	Trustee	August 27, 2026
/s/ Todd B. Johnson Todd B. Johnson	President and Principal Executive Officer	August 27, 2026
/s/ Maria Clem Sell Maria Clem Sell	Treasurer, Principal Financial Officer and Principal Accounting Officer	August 27, 2026
* By:/s/ Richard Morris Richard Morris As Attorney-in-fact Date: August 27, 2026